Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about other current liabilities [Line Items]
Income tax liability	€ 4,298	€ 4,298
Payroll tax	1,840	3,426
Accrual for vacation	1,400	806
Accrued bonuses		680
Other liabilities	391	156
Total	€ 7,929	€ 9,366